Consolidated Statements of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income		$ 4,216	$ 4,328	$ 5,484
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,562	1,329	1,281
Pension income and funding	[1]	(288)	(209)	(286)
Deferred income taxes		569	527	(1,195)
Gain on disposal of property		0	(338)	0
Changes in operating assets and liabilities:
Accounts receivable		(7)	(91)	(125)
Material and supplies		(60)	(120)	(70)
Accounts payable and other		(498)	379	418
Other current assets		5	14	(80)
Other operating activities, net	[1]	424	99	89
Net cash provided by operating activities		5,923	5,918	5,516
Investing activities
Property additions		(3,865)	(3,531)	(2,673)
Acquisitions, net of cash acquired		(259)	0	0
Disposal of property		0	194	0
Other investing activities, net		(66)	(67)	(65)
Net cash used in investing activities		(4,190)	(3,404)	(2,738)
Financing activities
Issuance of debt		1,653	3,268	916
Repayment of debt		(402)	(2,393)	(841)
Change in commercial paper, net		141	99	379
Settlement of foreign exchange forward contracts on debt		2	53	(15)
Issuance of common shares for stock options exercised		77	103	58
Withholding taxes remitted on the net settlement of equity settled awards		(61)	(51)	(57)
Repurchase of common shares		(1,700)	(2,000)	(2,016)
Purchase of common shares for settlement of equity settled awards		(11)	(16)	(25)
Purchase of common shares by Share Trusts		(33)	(38)	(55)
Dividends paid		(1,544)	(1,333)	(1,239)
Acquisition, additional cash consideration		(25)	0	0
Net cash used in financing activities		(1,903)	(2,308)	(2,895)
Effect of foreign exchange fluctuations on cash, cash equivalents, restricted cash, and restricted cash equivalents		(1)	0	(2)
Net increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents		(171)	206	(119)
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of year		759	553	672
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year		588	759	553
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year		588	553	672
Supplemental cash flow information
Interest paid		(521)	(488)	(477)
Income taxes paid		$ (822)	$ (776)	$ (712)

[1]	In the first quarter of 2019, the Company began presenting Pension income and funding as a separate line on the Consolidated Statements of Cash Flows. Previously pension income and funding was included in Other operating activities, net. Comparative figures have been adjusted to conform to the current presentation.